Leases - Cash Flow Information (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Nov. 26, 2022	Nov. 27, 2021	Feb. 26, 2022	Feb. 27, 2021	Feb. 29, 2020
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$ 316,410	$ 340,314	$ 450,082	$ 646,981
Operating cash flows from finance leases	3,223	0	1,886	9,295
Financing cash flows from finance leases	1,849	0	1,033	0	$ 0
Operating lease assets obtained in exchange for new operating lease liabilities	358,997	293,824	359,933	305,614
Financing lease assets obtained in exchange for new financing lease liabilities	$ 25,871	$ 0	$ 38,974	$ 0